Right-of-use assets - Narrative (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Additions	SFr 14,234	SFr 147,822
Switzerland
Disclosure of quantitative information about right-of-use assets [line items]
Additions		73,300
United States
Disclosure of quantitative information about right-of-use assets [line items]
Additions		68,200
Germany
Disclosure of quantitative information about right-of-use assets [line items]
Additions		SFr 5,200